Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, equipment and software, net
Schedule of property, equipment and software, net

	As of December 31,
	2021	2022
	RMB	RMB
Buildings	2,594	2,594
Leasehold improvements	63,780	57,162
Furniture and office equipment	15,644	2,738
Motor vehicles	3,670	1,633
Software	4,767	4,699
Total Property, equipment and software	90,455	68,826
Less: Accumulated depreciation and amortization	(70,002)	(58,147)
Impairment loss	(5,891)	(7,642)
Total Property, equipment and software, net	14,562	3,037